Digital Assets (Details) $ / shares in Units, $ in Thousands, Token in Millions				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 08, 2025 USD ($) Token shares	Jul. 31, 2025 USD ($)	Jul. 30, 2025 $ / shares shares	Feb. 28, 2026 shares	Jul. 31, 2025 Token shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 shares	Dec. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Digital Assets [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ (0.5)
Common stock share right to purchase (in Shares)			50,000,000
Warrant expires			1 year
Warrant acquire exercised darwin token (in Token) | Token	50				50
Shares of common stock				5,512			14,800
Warrant exercise price (in Dollars) | $	$ 3,360	$ 1,000
Impairment loss (in Dollars) | $								$ 4,344	$ 391
Warrant Tokens [Member]
Digital Assets [Line Items]
Common stock share right to purchase (in Shares)			200,000,000
Warrant excerise price (in Dollars per share) | $ / shares			$ 0.02
Warrant excerise price (in Dollars per share) | $ / shares			$ 0.5
Token Agreement [Member]
Digital Assets [Line Items]
Shares of common stock	375,000				147,710